Stock Based Compensation (Additional Information) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, granted	$ 1.74	$ 1.98
Averages contractual term	10 years
Estimated annualized forfeiture rate for options granted to employees	15.00%
Estimated annualized forfeiture rate for options granted to senior management	8.00%
Unrecognized compensation cost	$ 11,367
Operating expenses weighted average period	2 years 9 months 26 days
Shares subject to outstanding common stock options granted	1,375,000
Weighted average contractual term for options outstanding	7 years 4 months 6 days	8 years 1 month 2 days	7 years 10 months 13 days
Weighted average contractual term for options exercisable	6 years 6 months 4 days	6 years 9 months 4 days	7 years 4 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 610	$ 30,537	$ 2,288
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	509	16,376	1,394
Aggregate Intrinsic Value Of Stock Options Exercisable	$ 13,429	$ 890	$ 18
Issuance of common stock in connection with employee stock purchase plan, shares	358,141
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average vesting term	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average vesting term	6 years
2007 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	16,500,000
Shares subject to outstanding common stock options granted	8,590,000
Shares available for future grants	2,888,000
Vesting periods of options granted	4 years
Options expire from date of grant	10 years
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	641,859
Share Based Compensation Arrangement By Share Based Payment Award Percentage Earning Of Participants		15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent		85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	250,000
Percentage Increase In Number Of Shares Available For Future Issuance Under Stock Based Awards	1.00%
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Issued	1,000,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instrument granted	0	0